Consolidated Statements of Financial Position (Parenthetical) - shares	Dec. 31, 2018	Dec. 31, 2017
Preferred shares
Statement [Line Items]
Number of shares authorised	25,000,000	25,000,000
Capital stock | Common shares
Statement [Line Items]
Number of shares issued	77,263,273	83,770,254
Number of shares outstanding	77,263,273	83,770,254